Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of changes in intangible assets

	Consolidated
	Goodwill	Brands, licenses and patents	Software licenses	Customers and suppliers agreements	Total
Net book value	2,173	323	468	143	3,107
Cost	2,173	581	1,386	439	4,579
Accumulated amortization		(258)	(918)	(296)	(1,472)
Balance as of December 31, 2023	2,173	323	468	143	3,107

Acquisitions		86	270		356
Foreign currency translation adjustment	9	19	10	8	46
Write-off due to the disposal of subsidiaries			(2)		(2)
Other write-offs			(1)		(1)
Amortization		(12)	(85)	(22)	(119)
Net book value	2,182	416	660	129	3,387
Cost	2,182	697	1,709	448	5,036
Accumulated amortization		(281)	(1,049)	(319)	(1,649)
Balance as of December 31, 2024	2,182	416	660	129	3,387

Acquisitions		8	155		163
Foreign currency translation adjustment	(13)	15	4	(1)	5
Write-off due to the disposal of subsidiaries (i)	(35)	(71)	(3)		(109)
Write-off (ii)	(192)	(24)	(31)		(247)
Amortization		(13)	(105)	(18)	(136)
Net book value	1,942	331	680	110	3,063
Cost	1,942	625	1,834	447	4,848
Accumulated amortization		(294)	(1,154)	(337)	(1,785)
Balance as of December 31, 2025	1,942	331	680	110	3,063

(i)	This refers to the effects of the divestment in B&TC and ER Plastics, as disclosed in note 2.
(ii)	Given that part of the goodwill recorded at Cash Generating Unit (CGU) Northeast is directly related to the acquisition of the chlor-alkali plant in Alagoas—which underwent a transformation process involving the mothballing of a substantial portion of its assets and changes to its operations, as described in Note 1—the Company fully wrote off the goodwill, as it concluded such goodwill was associated with the benefits originally expected from these assets and, with the mothballing of assets, such goodwill no longer integrates CGU Nordeste.

Schedule of amortization estimated useful life

- Brands, licenses and patents	10-45 years
- Software licenses and rights of use	01-10 years
- Customers and suppliers’ agreements	14-28 years

Schedule of goodwill allocated

CGU	Assets	Segment
Northeast Petrochemical Complex	Assets corresponding to the chemical plants, primarily ethylene production, integrated with the second-generation assets dedicated to the production and sale of PE and PVC, located in the Northeast region of Brazil.	Brazil
South Petrochemical Complex	Assets corresponding to the chemical plants, primarily ethylene and propylene production, integrated with the second-generation assets involved in the production and sale of PE and PP, located in the South region of Brazil.	Brazil
Braskem Idesa	Assets corresponding to the PE plant located in Mexico.	Mexico

Schedule of company goodwill

CGU	Goodwill

Northeast Petrochemical Complex	476
South Petrochemical Complex	1,391
Wise plásticos S.A.	75

Total	1,942

Schedule of recoverable amount

CGU	Methodology	Carrying amount	Recoverable amount	Impairment	Recoverable amount / Carrying amount

Northeast Petrochemical Complex	Fair value less costs of disposal	4,093	5,247		1.28
South Petrochemical Complex	Value in use	6,285	18,600		2.96
Braskem Idesa	Fair value less costs of disposal	17,614	16,147	(1,468)

Total		27,992	39,994	(1,468)

Schedule of impairment loss on its assets

Asset	CGU	Line item	Impairment	Segment

Goodwill	Northeast	Other expenses	(192)	Brazil
Property, plant and equipment	Northeast	Cost of goods sold	(459)	Brazil
Property, plant and equipment	Braskem Idesa	Cost of goods sold	(1,268)	Mexico
Intangible assets	Braskem Idesa	Cost of goods sold	(48)	Mexico
Right-of-use assets	Braskem Idesa	Cost of goods sold	(99)	Mexico
Other assets	Braskem Idesa	Other expenses	(32)	Mexico

Total			(2,097)

Schedule of key assumptions used by management

Key assumptions	South CGU

Sales volume (average annual growth %)	3.87%
Average exchange rate in USD	5.54
Perpetual growth rate (%)	3.26%
Pre-tax WACC (%)	14.77%
Post-tax WACC (%)	12.29%

F V L C D [Member]
IfrsStatementLineItems [Line Items]
Schedule of key assumptions used by management

Key assumptions	Northeast Petrochemical Complex	Braskem Idesa

Sales volume (average annual growth %)	3.57%	6.30%
Average exchange rate in USD	5.54	5.54
Perpetual growth rate (%)	3.26%	2.10%
Pre-tax WACC (%)	13.52%	11.80%
Post-tax WACC (%)	12.71%	10.16%